Vessels, net - Consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Balance beginning of period	$ 825,105
Depreciation	(31,946)	$ (31,806)	$ (31,710)
Balance end of period	797,363	825,105
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,171,630	1,167,909
Additions	4,204	3,721
Balance end of period	1,175,834	1,171,630	1,167,909
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(346,525)	(314,719)
Depreciation	(31,946)	(31,806)
Balance end of period	(378,471)	(346,525)	(314,719)
Net Book Value
Property, plant and equipment
Balance beginning of period	825,105	853,190
Additions	4,204	3,721
Depreciation	(31,946)	(31,806)
Balance end of period	$ 797,363	$ 825,105	$ 853,190